Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 127,269.87
Total Fee Amount	127,269.87
Total Transaction Valuation	921,577,595.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A